Employee compensation - Expenses (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Disclosure of Analysis of Employee Benefits Expense [Line Items]
Total employee compensation	$ 40,268	$ 34,655
Cost of revenue
Disclosure of Analysis of Employee Benefits Expense [Line Items]
Total employee compensation	6,080	5,122
General and administrative
Disclosure of Analysis of Employee Benefits Expense [Line Items]
Total employee compensation	6,008	4,824
Sales and marketing
Disclosure of Analysis of Employee Benefits Expense [Line Items]
Total employee compensation	15,855	15,697
Research and development
Disclosure of Analysis of Employee Benefits Expense [Line Items]
Total employee compensation	$ 12,325	$ 9,012